UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: August 31, 2010

Date of reporting period: August 31, 2010

Item 1. Reports to Stockholders.

2010 ANNUAL REPORT TO SHAREHOLDERS

iSHARES® MSCI SERIES

AUGUST 31, 2010

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iShares MSCI All Peru Capped Index Fund  |  EPU  |  NYSE Arca

iShares MSCI Indonesia Investable Market Index Fund  |  EIDO  |  NYSE Arca

iShares MSCI Ireland Capped Investable Market Index Fund  |  EIRL  |  NYSE Arca

iShares MSCI Poland Investable Market Index Fund  |  EPOL  |  NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® MSCI ALL PERU CAPPED INDEX FUND

Performance as of August 31, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 8/31/10			Inception to 8/31/10			Inception to 8/31/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
31.36%	30.54%	33.15%	38.04%	37.57%	40.79%	47.36%	46.76%	50.62%

Total returns for the period since inception are calculated from the inception date of the Fund (6/19/09). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/22/09), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) and chart(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ALL PERU CAPPED INDEX FUND

PORTFOLIO ALLOCATION As of 8/31/10
Sector*	Percentage of Net Assets
Basic Materials	57.36%

Financial	21.56

Industrial	9.40

Consumer Non-Cyclical	6.17

Utilities	3.00

Energy	2.06

Short-Term and Other Net Assets	0.45

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/10
Security	Percentage of Net Assets
Compania de Minas Buenaventura SA SP ADR	17.84%

Credicorp Ltd.	15.23

Southern Copper Corp.	13.15

Alicorp SA	4.49

Compania Minera Milpo SA	4.20

Volcan Compania Minera SAA Class B	3.92

Intergroup Financial Services Corp.	3.90

Hochschild Mining PLC	3.90

Minsur SA	3.77

Grana y Montero SA	3.63

TOTAL	74.03%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

The iShares MSCI All Peru Capped Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Peru Capped Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the performance of the “Broad Peru Equity Universe.” MSCI defines the Broad Peru Equity Universe by identifying Peruvian equity securities that are classified in Peru according to the MSCI Global Investable Market Indices Methodology as well as securities of companies that are headquartered in Peru and have the majority of their operations based in Peru. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2010 (the “reporting period”), the total return for the Fund was 31.36%, while the total return for the Index was 33.15%.

As represented by the Index, the Peruvian stock market posted gains of more than 30% for the reporting period. Peru’s equity market rallied during the period as the country’s GDP grew by 9.1% for the 12 months ended July 31, 2010, after contracting by 1.0% during the prior 12-month period. The dramatic recovery in the Peruvian economy was driven by robust demand for commodities and other exports as many developed countries around the world returned to positive GDP growth in the latter half of 2009 after several quarters of economic contraction. Commodities make up more than three-quarters of Peru’s exports, and ongoing strong demand – particularly from Asia – for raw materials such as copper, gold, and energy helped boost economic activity. Strengthening domestic demand also provided support for the Peruvian economy and contributed to its resiliency.

The rapid resurgence in Peru’s economy, especially late in the reporting period when evidence of a broad slowdown appeared in many developed economies, sparked concerns about rising inflation. Although inflation in Peru was just 1.8% for the 12 months ended July 31, 2010 – within the Peruvian central bank’s target rate of 1% to 3% – it was the highest rate in nearly a year and considerably higher than the 0.2% inflation rate for calendar year 2009. To prevent inflation from rising past its comfort zone, Peru’s central bank raised short-term interest rates four times in the last four months of the reporting period, from 1.25% to 2.50%.

2	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ALL PERU CAPPED INDEX FUND

Reflecting the substantial impact of the commodities sector, the Fund is dominated by basic materials stocks, which represented a majority of the Fund holdings as of August 31, 2010. Financial stocks represented the next largest portion of the Fund and both of these groups contributed the most to Fund performance.

Each of the Fund’s ten largest holdings as of August 31, 2010 advanced for the reporting period. The top performers included food and consumer products maker Alicorp SA and construction and engineering firm Grana y Montero SA, each of which recorded strong double-digit gains for the reporting period. Mining company Compania de Minas Buenaventura SA (the Fund’s largest holding as of August 31, 2010) and financial services firm Intergroup Financial Services Corp. were also among the better performers. The laggards among the Fund’s ten largest holdings included mining companies Southern Copper Corp. and Minsur SA, the only top ten holding to post a single-digit gain for the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance

iSHARES® MSCI INDONESIA INVESTABLE MARKET INDEX FUND

Performance as of August 31, 2010

Cumulative Total Returns

Inception to 8/31/10

NAV	MARKET	INDEX
6.75%	7.77%	6.75%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and is calculated from an inception date of 5/5/10.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/7/10), the NAV of the Fund is used as a proxy for the Market Price to calculated market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

As of the fiscal year ended 8/31/10, the Fund did not have six months of performance and therefore line graphs are not presented.

PORTFOLIO ALLOCATION As of 8/31/10
Sector*	Percentage of Net Assets
Financial	28.10%

Consumer Cyclical	13.17

Consumer Non-Cyclical	13.17

Communications	12.68

Industrial	12.35

Energy	11.29

Utilities	4.82

Basic Materials	4.14

Diversified	0.14

Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/10
Security	Percentage of Net Assets
PT Astra International Tbk	12.60%

PT Telekomunikasi Indonesia Tbk	11.33

PT Bank Central Asia Tbk	9.42

PT Bank Rakyat Indonesia Tbk	6.77

PT Bank Mandiri Tbk	4.84

PT Perusahaan Gas Negara Tbk	4.82

PT Bumi Resources Tbk	3.75

PT United Tractors Tbk	3.65

PT Indocement Tunggal Prakarsa Tbk	3.43

PT Unilever Indonesia Tbk	3.34

TOTAL	63.95%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

The iShares MSCI Indonesia Investable Market Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Indonesia Investable Market IndexSM (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the performance of equity securities in the top 99% by market capitalization of equity securities listed on stock exchanges in Indonesia. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from May 5, 2010 (inception date of the Fund) through August 31, 2010 (the “reporting period”), the total return for the Fund and the Index was 6.75%.

4	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI INDONESIA INVESTABLE MARKET INDEX FUND

As represented by the Index, the Indonesian stock market advanced for the reporting period. Indonesian stocks rallied despite global headwinds that weighed on many equity markets around the world. A sovereign debt crisis in Greece spread to other European countries facing sizable budget shortfalls, and with memories of the 2008 credit crisis still fresh, these fiscal problems led to a significant flight to quality as investors generally fled riskier markets. In addition, evidence of a slowdown in the pace of economic recovery in many developed countries led to concerns that exports in emerging markets would weaken.

However, the key behind the strength in Indonesian stocks for the reporting period was better-than-expected economic growth. Indonesia’s GDP grew by 6.2% for the 12 months ended June 30, 2010, compared with a 4.1% growth rate for the prior 12-month period. A combination of strong domestic consumption (accounting for 60% of GDP) and healthy commodity exports – including minerals, palm oil, and petroleum – to neighboring Asian countries helped Indonesia’s economy weather the severe global downturn in 2008 - 2009 and continue to improve in 2010. Although the uptick in GDP growth has led to higher inflation – which rose to 6.4% during the reporting period, its highest year-over-year level in 16 months – the Indonesian central bank held interest rates steady at 6.5% throughout the reporting period.

The financial sector was one of the best performing sectors within the Fund and made the largest contribution to performance. Energy stocks did not perform well as a group and were the largest detractors from Fund performance.

Nine of the Fund’s ten largest holdings as of August 31, 2010 advanced for the reporting period. The top performers included cement producer PT Indocement Tunggal Prakarsa Tbk and telecommunication services company PT Telekomunikasi Indonesia Tbk, both of which posted double-digit gains the reporting period. Two commercial banks, PT Bank Mandiri Tbk and PT Bank Central Asia Tbk, also produced double-digit gains overall. The lone stock among the top ten holdings to decline for the reporting period was mining company PT Bumi Resources Tbk, which recorded a double-digit decline.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® MSCI IRELAND CAPPED INVESTABLE MARKET INDEX FUND

Performance as of August 31, 2010

Cumulative Total Returns

Inception to 8/31/10

NAV	MARKET	INDEX
(17.03)%	(17.43)%	(16.72)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and is calculated from an inception date of 5/5/10.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/7/10), the NAV of the Fund is used as a proxy for the Market Price to calculated market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

As of the fiscal year ended 8/31/10, the Fund did not have six months of performance and therefore line graphs are not presented.

PORTFOLIO ALLOCATION As of 8/31/10
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	32.98%

Industrial	26.17

Financial	16.10

Consumer Cyclical	13.98

Diversified	4.60

Basic Materials	4.13

Communications	2.00

Short-Term and Other Net Assets	0.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/10
Security	Percentage of Net Assets
CRH PLC	22.49%

Kerry Group PLC Class A	13.61

Bank of Ireland	9.15

DCC PLC	4.60

Paddy Power PLC	4.53

Ryanair Holdings PLC SP ADR	4.47

C&C Group PLC	4.45

Elan Corp. PLC	4.41

Smurfit Kappa Group PLC	4.13

Kingspan Group PLC	3.68

TOTAL	75.52%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

The iShares MSCI Ireland Capped Investable Market Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Ireland Investable Market 25/50 IndexSM (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the performance of equity securities in the top 99% by market capitalization of equity securities listed on stock exchanges in Ireland. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from May 5, 2010 (inception date of the Fund) through August 31, 2010 (the “reporting period”), the total return for the Fund was (17.03)%, while the total return for the Index was (16.72)%.

6	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI IRELAND CAPPED INVESTABLE MARKET INDEX FUND

As represented by the Index, Ireland’s stock market fell sharply for the reporting period. One factor behind the decline in the Irish equity market was the country’s economy, which continued to struggle with its worst recession since the 1930s. Although GDP growth in Ireland turned positive in the first quarter of 2010, it followed two years of contraction in 2008 and 2009 of 9% and 5.5%, respectively. In addition, unemployment reached a 16-year high of 13.4% in June 2010, and recent evidence of a deceleration in the pace of economic recovery in Europe and the U.S. led to concerns that the Irish economy could face a similar slowdown.

The fiscal situation in Ireland also contributed to the weakness in the country’s stock market. In early 2010, a fiscal crisis erupted in Greece, where soaring fiscal deficits threatened to lead to a default in the country’s sovereign debt. As the crisis deepened, investors turned their attention to other European countries facing sizable budget shortfalls, which included Ireland. In 2009, Ireland’s fiscal deficit increased to nearly 12% of GDP (just below that of Greece) amid economic weakness and bailouts of the banking and property sectors. Although the Irish government enacted austerity measures in 2010 to reduce the deficit, progress has been gradual and the country remains vulnerable to default on its sovereign debt. With memories of the 2008 credit crisis still fresh, investors shied away from the Irish financial markets, contributing to the overall decline in Ireland’s stock market.

The majority of the sectors in the Fund declined for the reporting period with basic materials being the largest detractor from performance. In addition, financial, healthcare and many consumer holdings also lost significant ground during the reporting period.

Seven of the Fund’s ten largest holdings as of August 31, 2010 declined for the reporting period. The worst performer was building materials producer CRH PLC, the Fund’s largest holding as of August 31, 2010, which recorded a double-digit decline for the reporting period. Other notable decliners included pharmaceutical company Elan Corp. PLC and Bank of Ireland. On the positive side, the top performer was food producer Kerry Group PLC, which posted a double-digit gain for the reporting period. The other two positive performers among the Fund’s top ten holdings were airline operator Ryanair Holdings PLC and bookmaker Paddy Power PLC.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® MSCI POLAND INVESTABLE MARKET INDEX FUND

Performance as of August 31, 2010

Cumulative Total Returns

Inception to 8/31/10

NAV	MARKET	INDEX
17.10%	16.58%	16.86%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and is calculated from an inception date of 5/25/10.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/26/10), the NAV of the Fund is used as a proxy for the Market Price to calculated market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

As of the fiscal year ended 8/31/10, the Fund did not have six months of performance and therefore line graphs are not presented.

PORTFOLIO ALLOCATION As of 8/31/10
Sector*	Percentage of Net Assets
Financial	47.08%

Energy	13.34

Basic Materials	11.15

Communications	8.99

Utilities	7.65

Industrial	5.15

Technology	2.67

Consumer Non-Cyclical	2.11

Consumer Cyclical	1.38

Short-Term and Other Net Assets	0.48

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/10
Security	Percentage of Net Assets
Powszechna Kasa Oszczednosci Bank Polski SA	12.88%

Bank Pekao SA	10.41

KGHM Polska Miedz SA	9.02

Powszechny Zaklad Ubezpieczen SA	8.58

Polski Koncern Naftowy Orlen SA	5.14

Telekomunikacja Polska SA	4.85

Polskie Gornictwo Naftowe i Gazownictwo SA	4.61

Polska Grupa Energetyczna SA	4.51

Tauron Polska Energia SA	3.14

Asseco Poland SA	2.67

TOTAL	65.81%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

The iShares MSCI Poland Investable Market Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Poland Investable Market IndexSM (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the performance of equity securities in the top 99% by market capitalization of equity securities listed on stock exchanges in Poland. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from May 25, 2010 (inception date of the Fund) through August 31, 2010 (the “reporting period”), the total return for the Fund was 17.10%, while the total return for the Index was 16.86%.

8	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI POLAND INVESTABLE MARKET INDEX FUND

As represented by the Index, the Polish stock market posted a double-digit gain for the reporting period. Poland’s stocks rallied despite global headwinds that weighed on many equity markets around the world. A sovereign debt crisis in Greece spread to other European countries facing sizable budget shortfalls, and with memories of the 2008 credit crisis still fresh, these fiscal problems led to a significant flight to quality as investors generally fled riskier markets. In addition, evidence of a slowdown in the pace of economic recovery in many developed countries led to concerns that exports in emerging markets would weaken.

However, the key behind the strength in Polish stocks for the reporting period was better-than-expected economic growth. Poland’s GDP grew by 3.5% for the 12 months ended June 30, 2010, compared with a 1.1% growth rate for the prior 12-month period. Poland was the only country in the European Union to avoid a recession during the severe global downturn in 2008 - 2009 and to report positive GDP growth for calendar year 2009. Much of the recent economic improvement in Poland was driven by rising domestic consumption, though increased demand for Polish exports from elsewhere in the European Union also contributed positively to GDP growth.

Each sector within the Fund advanced for the reporting period. Financial stocks, by far the largest weighting in the Fund, contributed the most to performance. Basic materials and energy holdings also contributed solidly to performance.

Each of the Fund’s ten largest holdings as of August 31, 2010 advanced for the reporting period. The top performers included metals and mining company KGHM Polska Miedz SA and telecommunication services company Telekomunikacja Polska SA, both of which posted double-digit gains for the reporting period. Electric utility Polska Grupa Energetyczna SA and energy producer Polskie Gornictwo Naftowe i Gazownictwo SA were also among the better performers. The only two stocks among the Fund’s top ten holdings to post single-digit gains for the reporting period were electric utility Tauron Polska Energia SA and commercial bank Bank Pekao SA.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2010 to August 31, 2010.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value (3/1/10)[a]	Ending Account Value (8/31/10)	Annualized Expense Ratio	Expenses Paid During Period[b] (3/1/10 to 8/31/10)
All Peru Capped
Actual	$1,000.00	$1,194.30	0.52%	$2.88
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.52	2.65
Indonesia Investable Market
Actual	1,000.00	1,067.50	0.61	2.04
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.61	3.11
Ireland Capped Investable Market
Actual	1,000.00	829.70	0.53	1.57
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.53	2.70

10	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI Index Fund	Beginning Account Value (3/1/10)[a]	Ending Account Value (8/31/10)	Annualized Expense Ratio	Expenses Paid During Period[b] (3/1/10 to 8/31/10)
Poland Investable Market
Actual	$1,000.00	$1,171.00	0.61%	$1.78
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.61	3.11

[a]

Except for the iShares MSCI All Peru Capped Index Fund, the beginning of the period is May 5, 2010 (commencement of operations) for the iShares MSCI Indonesia Investable Market and iShares MSCI Ireland Capped Investable Market Index Funds and May 25, 2010 (commencement of operations) for the iShares MSCI Poland Investable Market Index Fund.

[b]

The actual expenses for the Funds are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days for the iShares MSCI All Peru Capped Index Fund, 118 days for the iShares MSCI Indonesia Investable Market and iShares MSCI Ireland Capped Investable Market Index Funds and 98 days for the iShares MSCI Poland Investable Market Index Fund) and divided by the number of days in the year (365 days). Hypothetical expenses for all the Funds, which are based on a hypothetical half year, are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	11

Schedule of Investments

iSHARES® MSCI ALL PERU CAPPED INDEX FUND

August 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.55%

BANKS – 17.66%
Banco Continental SA	2,285,140	$5,717,955
Credicorp Ltd.	341,250	35,916,563

		41,634,518

BUILDING MATERIALS – 3.53%
Cementos Lima SA	2,625,871	3,097,542
Cementos Pacasmayo SAA	2,987,400	5,232,622

		8,330,164

DIVERSIFIED FINANCIAL SERVICES – 3.90%
Intergroup Financial Services Corp.	371,540	9,195,615

		9,195,615

ELECTRIC – 3.00%
Edegel SA	6,654,963	3,615,923
Empresa de Distribucion Electrica de Lima Norte SA	400,224	437,779
Luz del Sur SAA	1,538,512	3,024,778

		7,078,480

ENGINEERING & CONSTRUCTION – 3.63%
Grana y Montero SA	5,264,877	8,563,071

		8,563,071

FOOD – 6.17%
Alicorp SA	8,003,375	10,585,340
Copeinca ASA	624,000	3,975,817

		14,561,157

IRON & STEEL – 3.12%
Corporacion Aceros Arequipa SAa	4,313,300	3,669,581
Empresa Siderurgica del Peru SAA[a]	6,750,070	3,691,727

		7,361,308

MACHINERY – 2.24%
Ferreyros SA	5,898,288	5,271,035

		5,271,035

MINING – 54.24%
Compania de Minas Buenaventura SA SP ADR	1,017,900	42,079,986
Compania Minera Atacocha SA Class B	4,558,205	2,492,959
Compania Minera Milpo SA	3,985,637	9,901,761
Hochschild Mining PLC	1,706,722	9,191,206
Minsur SA	3,707,374	8,879,144

Security	Shares	Value
Sociedad Minera Cerro Verde SA	303,420	$7,342,764
Sociedad Minera el Brocal SA	533,778	7,765,778
Southern Copper Corp.	1,025,440	31,009,306
Volcan Compania Minera SAA Class B	8,474,202	9,239,076

		127,901,980

OIL & GAS – 2.06%
Maple Energy PLC[a]	2,353,315	1,898,825
Refineria la Pampilla SA	5,271,896	2,958,669

		4,857,494

TOTAL COMMON STOCKS
(Cost: $210,555,877)		234,754,822

SHORT-TERM INVESTMENTS – 0.44%

MONEY MARKET FUNDS – 0.44%
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.13%[b,c]	1,027,625	1,027,625

		1,027,625

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,027,625)		1,027,625

TOTAL INVESTMENTS IN SECURITIES – 99.99%
(Cost: $211,583,502)		235,782,447

Other Assets, Less Liabilities – 0.01%		33,869

NET ASSETS – 100.00%		$235,816,316

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

12	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI INDONESIA INVESTABLE MARKET INDEX FUND

August 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.86%

AGRICULTURE – 7.14%
PT Astra Agro Lestari Tbk	54,000	$117,443
PT Bakrie Sumatera Plantations Tbk	1,476,000	44,925
PT Bisi International Tbk[a]	229,500	43,182
PT BW Plantation Tbk[a]	184,500	16,745
PT Central Proteinaprima Tbk[a,b]	450,000	2,640
PT Charoen Pokphand Indonesia Tbk	193,500	138,138
PT Gudang Garam Tbk	76,500	333,603
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	72,000	74,510
PT Sampoerna Agro Tbk	117,000	34,964

		806,150

AUTO PARTS & EQUIPMENT – 0.31%
PT Gajah Tunggal Tbk	183,500	34,933

		34,933

BANKS – 25.64%
PT Bank Central Asia Tbk	1,656,000	1,063,066
PT Bank Danamon Indonesia Tbk	409,500	242,482
PT Bank Mandiri Tbk	837,000	546,574
PT Bank Negara Indonesia (Persero) Tbk	544,500	209,423
PT Bank Rakyat Indonesia Tbk	742,500	764,278
PT Bank Tabungan Negara Tbk	342,000	68,514

		2,894,337

BUILDING MATERIALS – 6.76%
PT Indocement Tunggal Prakarsa Tbk	198,000	386,796
PT Semen Gresik (Persero) Tbk	391,000	376,502

		763,298

CHEMICALS – 0.42%
PT Barito Pacific Tbk[a]	405,000	47,963

		47,963

COAL – 10.33%
PT Adaro Energy Tbk	1,268,500	266,758
PT Bumi Resources Tbk	2,304,000	423,314
PT Darma Henwa Tbk[a]	1,206,000	8,276
PT Indika Energy Tbk	153,000	54,189
PT Indo Tambangraya Megah Tbk	45,000	195,241
PT Tambang Batubara Bukit Asam Tbk	112,500	217,903

		1,165,681

Security	Shares	Value
DISTRIBUTION & WHOLESALE – 0.26%
PT AKR Corporindo Tbk	216,000	$29,406

		29,406

ENGINEERING & CONSTRUCTION – 1.04%
PT Jasa Marga (Persero) Tbk	319,500	103,435
PT Pembangunan Perumahan (Persero) Tbk	157,500	13,597

		117,032

FOOD – 2.69%
PT Indofood Sukses Makmur Tbk	603,000	303,669

		303,669

FOREST PRODUCTS & PAPER – 0.75%
PT Indah Kiat Pulp and Paper Corp. Tbk[a]	378,000	84,720

		84,720

GAS – 4.82%
PT Perusahaan Gas Negara Tbk	1,228,500	543,885

		543,885

HOLDING COMPANIES – DIVERSIFIED – 0.14%
PT Global Mediacom Tbk	454,500	15,846

		15,846

HOUSEHOLD PRODUCTS & WARES – 3.34%
PT Unilever Indonesia Tbk	211,500	376,884

		376,884

INSURANCE – 0.26%
PT Panin Financial Tbk[a]	1,642,500	29,632

		29,632

MACHINERY – 0.14%
PT Hexindo Adiperkasa Tbk	27,000	15,540

		15,540

MACHINERY – CONSTRUCTION & MINING – 3.65%
PT United Tractors Tbk	202,500	412,396

		412,396

MEDIA – 0.13%
PT Media Nusantara Citra Tbk	477,000	14,782

		14,782

METAL FABRICATE & HARDWARE – 0.45%
PT Bakrie and Brothers Tbk[a]	9,261,000	51,251

		51,251

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® MSCI INDONESIA INVESTABLE MARKET INDEX FUND

August 31, 2010

Security	Shares	Value
MINING – 2.97%
PT Aneka Tambang Tbk	463,500	$106,448
PT International Nickel Indonesia Tbk	328,000	155,196
PT Timah Tbk	279,000	73,340

		334,984

OIL & GAS – 0.88%
PT Energi Mega Persada Tbk[a]	3,510,000	34,964
PT Medco Energi Internasional Tbk	189,000	64,325

		99,289

OIL & GAS SERVICES – 0.08%
PT Elnusa Tbk	297,000	9,533

		9,533

REAL ESTATE – 2.20%
PT Bakrieland Development Tbk	2,619,000	32,466
PT Ciputra Development Tbk[a]	1,404,000	52,058
PT Lippo Karawaci Tbk[a]	1,521,000	84,173
PT Sentul City Tbk[a]	1,269,000	14,607
PT Summarecon Agung Tbk	643,500	65,525

		248,829

RETAIL – 12.60%
PT Astra International Tbk	270,000	1,422,468

		1,422,468

TELECOMMUNICATIONS – 12.55%
PT Bakrie Telecom Tbk[a]	2,362,500	42,622
PT Indosat Tbk	193,500	94,233
PT Telekomunikasi Indonesia Tbk	1,336,500	1,279,549

		1,416,404

TRANSPORTATION – 0.31%
PT Berlian Laju Tanker Tbk[a]	793,800	21,086
PT Mitra International Resources Tbk[a]	454,500	13,834

		34,920

TOTAL COMMON STOCKS
(Cost: $11,148,398)		11,273,832

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.05%

MONEY MARKET FUNDS – 0.05%
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.13%[c,d]	5,399	$5,399

		5,399

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,399)		5,399

TOTAL INVESTMENTS IN SECURITIES – 99.91%
(Cost: $11,153,797)		11,279,231

Other Assets, Less Liabilities – 0.09%		10,518

NET ASSETS – 100.00%		$11,289,749

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

14	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI IRELAND CAPPED INVESTABLE MARKET INDEX FUND

August 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.96%

AIRLINES – 6.25%
Aer Lingus Group PLC[a]	43,758	$50,332
Ryanair Holdings PLC SP ADR[a]	4,463	126,526

		176,858

BANKS – 12.31%
Allied Irish Banks PLC[a]	91,350	89,398
Bank of Ireland[a]	264,282	258,635

		348,033

BEVERAGES – 4.45%
C&C Group PLC	32,121	125,738

		125,738

BUILDING MATERIALS – 26.17%
CRH PLC	40,761	635,909
Kingspan Group PLC[a]	15,006	103,942

		739,851

DIVERSIFIED FINANCIAL SERVICES – 2.10%
Irish Life & Permanent Group Holdings PLC[a]	32,277	59,482

		59,482

ENTERTAINMENT – 4.53%
Paddy Power PLC	3,678	128,036

		128,036

FOOD – 20.96%
Fyffes PLC	91,968	40,326
Glanbia PLC	18,249	77,466
Greencore Group PLC	35,886	53,819
Kerry Group PLC Class A	11,685	384,865
Total Produce PLC	81,156	36,101

		592,577

FOREST PRODUCTS & PAPER – 4.13%
Smurfit Kappa Group PLC[a]	13,620	116,845

		116,845

HOLDING COMPANIES – DIVERSIFIED – 4.60%
DCC PLC	5,184	130,191

		130,191

INSURANCE – 1.69%
FBD Holdings PLC	5,445	47,889

		47,889

Security	Shares	Value
MEDIA – 2.00%
Independent News & Media PLC[a]	67,017	$56,471

		56,471

PHARMACEUTICALS – 7.57%
Elan Corp. PLC[a]	28,170	124,593
United Drug PLC	30,957	89,391

		213,984

RETAIL – 3.20%
Grafton Group PLC	26,463	90,574

		90,574

TOTAL COMMON STOCKS
(Cost: $3,312,740)		2,826,529

SHORT-TERM INVESTMENTS – 0.02%

MONEY MARKET FUNDS – 0.02%
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.13%[b,c]	498	498

		498

TOTAL SHORT-TERM INVESTMENTS
(Cost: $498)		498

TOTAL INVESTMENTS IN SECURITIES – 99.98%
(Cost: $3,313,238)		2,827,027

Other Assets, Less Liabilities – 0.02%		482

NET ASSETS – 100.00%		$2,827,509

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments

iSHARES® MSCI POLAND INVESTABLE MARKET INDEX FUND

August 31, 2010

Security	Shares	Value
COMMON STOCKS – 99.52%

AGRICULTURE – 1.48%
Kernel Holding SAa	44,685	$876,051

		876,051

BANKS – 35.13%
Bank Handlowy w Warszawie SA	45,709	1,131,414
Bank Millennium SAa	556,334	781,341
Bank Pekao SA	126,086	6,157,768
Bank Zachodni WBK SA	23,189	1,384,495
BRE Bank SAa	18,103	1,461,056
Getin Holding SAa	372,047	1,134,884
ING Bank Slaski SAa	4,343	1,114,333
Powszechna Kasa Oszczednosci Bank Polski SA	629,494	7,620,775

		20,786,066

BIOTECHNOLOGY – 0.63%
Bioton SAa	5,574,584	371,975

		371,975

CHEMICALS – 1.08%
Synthos SAa	1,020,046	641,752

		641,752

COAL – 2.07%
Lubelski Wegiel Bogdanka SAa	46,113	1,226,398

		1,226,398

COMPUTERS – 2.67%
Asseco Poland SA	90,171	1,580,138

		1,580,138

ELECTRIC – 7.65%
Polska Grupa Energetyczna SAa	367,220	2,666,214
Tauron Polska Energia SAa	1,090,889	1,861,390

		4,527,604

ENGINEERING & CONSTRUCTION – 5.15%
Budimex SA	24,220	700,322
PBG SA	17,501	1,262,325
Polimex-Mostostal SA	773,871	1,086,859

		3,049,506

INSURANCE – 8.58%
Powszechny Zaklad Ubezpieczen SA	42,338	5,079,780

		5,079,780

Security	Shares	Value
MEDIA – 4.14%
Agora SA	78,006	$618,417
Cyfrowy Polsat SA	168,904	760,488
TVN SA	196,137	1,070,694

		2,449,599

MINING – 10.07%
Grupa Kety SA	18,496	622,969
KGHM Polska Miedz SA	157,079	5,335,540

		5,958,509

OIL & GAS – 11.27%
Grupa Lotos SAa	94,775	897,715
Polski Koncern Naftowy Orlen SAa	245,858	3,038,119
Polskie Gornictwo Naftowe i Gazownictwo SA	2,441,153	2,730,362

		6,666,196

REAL ESTATE – 3.37%
Echo Investment SAa	478,891	698,445
Globe Trade Centre SAa	178,993	1,293,329

		1,991,774

RETAIL – 1.38%
Eurocash SA	113,950	814,304

		814,304

TELECOMMUNICATIONS – 4.85%
Telekomunikacja Polska SA	526,697	2,868,496

		2,868,496

TOTAL COMMON STOCKS
(Cost: $55,015,551)		58,888,148

SHORT-TERM INVESTMENTS – 0.04%

MONEY MARKET FUNDS – 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.13%[b,c]	25,269	25,269

		25,269

TOTAL SHORT-TERM INVESTMENTS
(Cost: $25,269)		25,269

16	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI POLAND INVESTABLE MARKET INDEX FUND

August 31, 2010

Value
TOTAL INVESTMENTS IN SECURITIES – 99.56%
(Cost: $55,040,820)	$58,913,417

Other Assets, Less Liabilities – 0.44%	262,933

NET ASSETS – 100.00%	$59,176,350

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Statements of Assets and Liabilities

iSHARES® TRUST

August 31, 2010

	iShares MSCI All Peru Capped Index Fund	iShares MSCI Indonesia Investable Market Index Fund	iShares MSCI Ireland Capped Investable Market Index Fund	iShares MSCI Poland Investable Market Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$210,555,877	$11,148,398	$3,312,740	$55,015,551
Affiliated issuers (Note 2)	1,027,625	5,399	498	25,269

Total cost of investments	$211,583,502	$11,153,797	$3,313,238	$55,040,820

Investments in securities, at fair value (Note 1):
Unaffiliated issuers	$234,754,822	$11,273,832	$2,826,529	$58,888,148
Affiliated issuers (Note 2)	1,027,625	5,399	498	25,269

Total fair value of investments	235,782,447	11,279,231	2,827,027	58,913,417
Foreign currencies, at value[a]	31,685	13,457	1,464	110,274
Receivables:
Investment securities sold	2,735,501	40,676	235,572	–
Due from custodian (Note 4)	–	1,289,808	–	286,996
Dividends and interest	81	313	2,906	183,019

Total Assets	238,549,714	12,623,485	3,066,969	59,493,706

LIABILITIES
Payables:
Investment securities purchased	2,613,401	1,329,142	238,096	286,996
Capital shares redeemed	19,377	–	–	–
Investment advisory fees (Note 2)	100,620	4,594	1,364	30,360

Total Liabilities	2,733,398	1,333,736	239,460	317,356

NET ASSETS	$235,816,316	$11,289,749	$2,827,509	$59,176,350

Net assets consist of:
Paid-in capital	$212,928,822	$11,148,687	$3,412,663	$55,134,042
Undistributed net investment income	341,122	37,733	1,375	243,042
Accumulated net realized loss	(1,652,311)	(22,043)	(100,411)	(73,368)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	24,198,683	125,372	(486,118)	3,872,634

NET ASSETS	$235,816,316	$11,289,749	$2,827,509	$59,176,350

Shares outstanding[b]	6,500,000	450,000	150,000	2,150,000

Net asset value per share	$36.28	$25.09	$18.85	$27.52

[a]	Cost of foreign currencies: $31,949, $13,521, $1,487 and $111,632, respectively.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

18	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended August 31, 2010

	iShares MSCI All Peru Capped Index Fund	iShares MSCI Indonesia Investable Market Index Fund[a]	iShares MSCI Ireland Capped Investable Market Index Fund[a]	iShares MSCI Poland Investable Market Index Fund[b]
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[c]	$5,004,512	$58,495	$7,177	$612,557
Interest from affiliated issuers (Note 2)	804	–	–	10

Total investment income	5,005,316	58,495	7,177	612,567

EXPENSES
Investment advisory fees (Note 2)	891,062	9,871	5,112	80,628
Foreign taxes (Note 1)	9,980	–	–	–

Total expenses	901,042	9,871	5,112	80,628
Less investment advisory fees waived (Note 2)	(145,328)	–	–	–

Net expenses	755,714	9,871	5,112	80,628

Net investment income	4,249,602	48,624	2,065	531,939

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(1,677,329)	(22,043)	(94,015)	(73,368)
In-kind redemptions	12,182,245	–	–	–
Foreign currency transactions	(35,077)	770	(1,929)	16,126

Net realized gain (loss)	10,469,839	(21,273)	(95,944)	(57,242)

Net change in unrealized appreciation (depreciation) on:
Investments	19,948,638	125,434	(486,211)	3,872,597
Translation of assets and liabilities in foreign currencies	(206)	(62)	93	37

Net change in unrealized appreciation (depreciation)	19,948,432	125,372	(486,118)	3,872,634

Net realized and unrealized gain (loss)	30,418,271	104,099	(582,062)	3,815,392

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$34,667,873	$152,723	$(579,997)	$4,347,331

[a]	For the period from May 5, 2010 (commencement of operations) to August 31, 2010.
[b]	For the period from May 25, 2010 (commencement of operations) to August 31, 2010.
[c]	Net of foreign withholding tax of $214,738, $14,032, $ – and $108,281, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI All Peru Capped Index Fund		iShares MSCI Indonesia Investable Market Index Fund
	Year ended August 31, 2010	Period from June 19, 2009[a] to August 31, 2009	Period from May 5, 2010[a] to August 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$4,249,602	$(1,325)	$48,624
Net realized gain (loss)	10,469,839	(46,584)	(21,273)
Net change in unrealized appreciation (depreciation)	19,948,432	4,250,251	125,372

Net increase in net assets resulting from operations	34,667,873	4,202,342	152,723

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,864,084)	–	(11,661)
From net realized gain	(17,156)	–	–

Total distributions to shareholders	(3,881,240)	–	(11,661)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	177,965,750	66,548,780	11,148,687
Cost of shares redeemed	(43,687,189)	–	–

Net increase in net assets from capital share transactions	134,278,561	66,548,780	11,148,687

INCREASE IN NET ASSETS	165,065,194	70,751,122	11,289,749

NET ASSETS
Beginning of period	70,751,122	–	–

End of period	$235,816,316	$70,751,122	$11,289,749

Undistributed net investment income included in net assets at end of period	$341,122	$–	$37,733

SHARES ISSUED AND REDEEMED
Shares sold	5,300,000	2,500,000	450,000
Shares redeemed	(1,300,000)	–	–

Net increase in shares outstanding	4,000,000	2,500,000	450,000

[a]	Commencement of operations.

See notes to financial statements.

20	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Ireland Capped Investable Market Index Fund	iShares MSCI Poland Investable Market Index Fund
	Period from May 5, 2010[a] to August 31, 2010	Period from May 25, 2010[a] to August 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,065	$531,939
Net realized loss	(95,944)	(57,242)
Net change in unrealized appreciation (depreciation)	(486,118)	3,872,634

Net increase (decrease) in net assets resulting from operations	(579,997)	4,347,331

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,157)	(305,023)

Total distributions to shareholders	(5,157)	(305,023)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,412,663	55,134,042

Net increase in net assets from capital share transactions	3,412,663	55,134,042

INCREASE IN NET ASSETS	2,827,509	59,176,350

NET ASSETS
Beginning of period	–	–

End of period	$2,827,509	$59,176,350

Undistributed net investment income included in net assets at end of period	$1,375	$243,042

SHARES ISSUED
Shares sold	150,000	2,150,000

Net increase in shares outstanding	150,000	2,150,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI All Peru Capped Index Fund

	Year ended Aug. 31, 2010	Period from Jun. 19, 2009[a] to Aug. 31, 2009
Net asset value, beginning of period	$28.30	$25.20

Income from investment operations:
Net investment income (loss)[b]	0.97	(0.00)[c]
Net realized and unrealized gain[d]	7.78	3.10

Total from investment operations	8.75	3.10

Less distributions from:
Net investment income	(0.77)	–
Net realized gain	(0.00)[c,e]	–

Total distributions	(0.77)	–

Net asset value, end of period	$36.28	$28.30

Total return	31.36%	12.18%[f]

Ratios/Supplemental data:
Net assets, end of period (000s)	$235,816	$70,751
Ratio of expenses to average net assets prior to waived fees[g]	0.62%	0.66%
Ratio of expenses to average net assets after waived fees[g]	0.52%	0.54%
Ratio of expenses to average net assets after waived fees and exclusive of foreign taxes[g]	0.51%	0.51%
Ratio of net investment income (loss) to average net assets[g]	2.91%	(0.02)%
Portfolio turnover rate[h]	10%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[e]	Represents all short-term capital gain distributions. Short-term capital gain distributions are treated as ordinary income dividends for tax purposes.
[f]	Not annualized.
[g]	Annualized for periods of less than one year.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

22	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI Indonesia Investable Market Index Fund

Period from May 5, 2010[a] to Aug. 31, 2010
Net asset value, beginning of period	$23.58

Income from investment operations:
Net investment income[b]	0.24
Net realized and unrealized gain	1.35

Total from investment operations	1.59

Less distributions from:
Net investment income	(0.08)

Total distributions	(0.08)

Net asset value, end of period	$25.09

Total return	6.75%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$11,290
Ratio of expenses to average net assets[d]	0.61%
Ratio of net investment income to average net assets[d]	3.02%
Portfolio turnover rate[e]	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	23

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI Ireland Capped Investable Market Index Fund

Period from May 5, 2010[a] to Aug. 31, 2010
Net asset value, beginning of period	$22.77

Income from investment operations:
Net investment income[b]	0.01
Net realized and unrealized loss	(3.90)

Total from investment operations	(3.89)

Less distributions from:
Net investment income	(0.03)

Total distributions	(0.03)

Net asset value, end of period	$18.85

Total return	(17.03)%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,828
Ratio of expenses to average net assets[d]	0.53%
Ratio of net investment income to average net assets[d]	0.22%
Portfolio turnover rate[e]	23%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

24	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI Poland Investable Market Index Fund

Period from May 25, 2010[a] to Aug. 31, 2010
Net asset value, beginning of period	$23.66

Income from investment operations:
Net investment income[b]	0.29
Net realized and unrealized gain	3.74

Total from investment operations	4.03

Less distributions from:
Net investment income	(0.17)

Total distributions	(0.17)

Net asset value, end of period	$27.52

Total return	17.10%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$59,176
Ratio of expenses to average net assets[d]	0.61%
Ratio of net investment income to average net assets[d]	4.05%
Portfolio turnover rate[e]	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	25

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares MSCI All Peru Capped, iShares MSCI Indonesia Investable Market, iShares MSCI Ireland Capped Investable Market and iShares MSCI Poland Investable Market Index Funds (each, a “Fund,” collectively, the “Funds”). The iShares MSCI Indonesia Investable Market and iShares MSCI Ireland Capped Investable Market Index Funds commenced operations on May 5, 2010. The iShares MSCI Poland Investable Market Index Fund commenced operations on May 25, 2010.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or

26	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Continued)

iSHARES® TRUST

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of August 31, 2010, the value of each of the Funds’ investments was classified as a Level 1 Price. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are disclosed in their Statements of Operations. Foreign taxes payable as of August 31, 2010, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are generally declared and paid monthly by the iShares MSCI All Peru Capped Index Fund and semi-annually by each of the other Funds. Distributions of net realized capital gains, if any, generally are declared and paid once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains

28	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

As of August 31, 2010, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

iShares MSCI Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
All Peru Capped	$341,122	$22,920,309	$(373,937)	$22,887,494
Indonesia Investable Market	40,922	120,469	(20,329)	141,062
Ireland Capped Investable Market	13,426	(530,448)	(68,132)	(585,154)
Poland Investable Market	243,042	3,799,272	(6)	4,042,308

The tax character of distributions paid during the periods ended August 31, 2010 and August 31, 2009 were as Follows:

iShares MSCI Index Fund	2010	2009

All Peru Capped
Distributions paid from:
Ordinary income	$3,881,240	$–

Total Distributions	$3,881,240	$–

Indonesia Investable Market [a]
Distributions paid from:
Ordinary income	$11,661	$–

Total Distributions	$11,661	$–

Ireland Capped Investable Market [a]
Distributions paid from:
Ordinary income	$5,157	$–

Total Distributions	$5,157	$–

Poland Investable Market [b]
Distributions paid from:
Ordinary income	$305,023	$–

Total Distributions	$305,023	$–

[a]	Commencement of operations on May 5, 2010.
[b]	Commencement of operations on May 25, 2010.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Continued)

iSHARES® TRUST

Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the period ended August 31, 2010.

From November 1, 2009 to August 31, 2010 for the iShares MSCI All Peru Capped Index Fund and from the dates the other Funds commenced operations to August 31, 2010, the Funds incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ending August 31, 2011, as follows:

iShares MSCI Index Fund	Deferred Net Realized Capital Losses
All Peru Capped	$373,937
Indonesia Investable Market	20,329
Ireland Capped Investable Market	68,132
Poland Investable Market	6

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Each Fund reclassifies at the end of its tax year certain amounts to paid-in-capital from accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss), respectively, as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital, passive foreign investment companies, realized foreign currency gains and losses and gains and losses on in-kind redemptions. These reclassifications have no effect on net assets or net asset values per share.

As of August 31, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
All Peru Capped	$212,861,876	$28,173,482	$(5,252,911)	$22,920,571
Indonesia Investable Market	11,158,700	312,255	(191,724)	120,531
Ireland Capped Investable Market	3,357,568	85,568	(616,109)	(530,541)
Poland Investable Market	55,114,182	3,891,679	(92,444)	3,799,235

Management has reviewed the tax positions as of August 31, 2010, inclusive of the open tax return year, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

On December 1, 2009, Barclays PLC (“Barclays”) completed the sale of its interest in BlackRock Institutional Trust Company, N.A. (“BTC”), formerly known as Barclays Global Investors, N.A., and certain affiliated companies to BlackRock, Inc. (“BlackRock,” and such sale, the “Transaction”). BTC is a wholly-owned subsidiary of BlackRock.

30	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Under the 1940 Act, upon completion of the Transaction on December 1, 2009, the iShares MSCI All Peru Capped Index Fund’s investment advisory agreement with BlackRock Fund Advisors (“BFA”), formerly known as Barclays Global Fund Advisors, was automatically terminated. The Board and shareholders of the Fund approved a new investment advisory agreement with BFA. The investment advisory fee rates and expense arrangements for the Fund remained the same after the Transaction.

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to the iShares MSCI All Peru Capped, iShares MSCI Indonesia Investable Market and iShares MSCI Poland Investable Market Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these Funds and certain other iShares Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2.0 billion
0.69	Over $2.0 billion, up to and including $4.0 billion
0.64	Over $4.0 billion, up to and including $8.0 billion
0.57	Over $8.0 billion, up to and including $16.0 billion
0.51	Over $16.0 billion

For the year ended August 31, 2010, BFA has voluntarily agreed to waive $145,328 of its investment advisory fee for the iShares MSCI All Peru Capped Index Fund.

For its investment advisory services to the iShares MSCI Ireland Capped Investable Market Index Fund, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7.0 billion
0.54	Over $7.0 billion, up to and including $11.0 billion
0.49	Over $11.0 billion, up to and including $24.0 billion
0.44	Over $24.0 billion, up to and including $48.0 billion
0.40	Over $48.0 billion

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statements of Operations.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended August 31, 2010 were as follows:

iShares MSCI Index Fund	Purchases	Sales
All Peru Capped	$37,648,047	$14,119,580
Indonesia Investable Market	2,638,730	220,177
Ireland Capped Investable Market	639,004	641,301
Poland Investable Market	1,844,653	1,748,769

In-kind transactions (see Note 4) for the period ended August 31, 2010 were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
All Peru Capped	$153,634,147	$43,368,464
Indonesia Investable Market	8,751,888	–
Ireland Capped Investable Market	3,409,052	–
Poland Investable Market	54,993,035	–

4. CAPITAL SHARE TRANSACTIONS

The Trust issues and redeems capital shares of each Fund only in aggregations of a specific number of shares (each a “Creation Unit”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

32	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares MSCI All Peru Capped Index Fund, iShares MSCI Indonesia Investable Market Index Fund, iShares MSCI Ireland Capped Investable Market Index Fund and iShares MSCI Poland Investable Market Index Fund (the “Funds”), at August 31, 2010, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

October 22, 2010

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	33

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, 30.41% of the income dividends paid by the iShares MSCI All Peru Capped Index Fund during the fiscal year ended August 31, 2010 qualified for the dividends-received deduction.

For the fiscal period ended August 31, 2010, certain Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares MSCI Index Fund	Foreign Source Income Earned	Foreign Taxes Paid
All Peru Capped	$3,995,531	$214,280
Indonesia Investable Market	72,527	14,023
Poland Investable Market	720,838	108,212

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal period ended August 31, 2010:

iShares MSCI Index Fund	Qualified Dividend Income

All Peru Capped	$2,422,878

Indonesia Investable Market	11,661

Ireland Capped Investable Market	5,157

Poland Investable Market	305,023

Under Section 871(k)(2)(C) of the Code, the iShares MSCI All Peru Capped Index Fund designates $17,156 as short-term capital gain dividends for the fiscal year ended August 31, 2010.

In February 2011, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2010. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

34	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES MSCI INDONESIA INVESTABLE MARKET INDEX FUND, iSHARES MSCI IRELAND CAPPED INVESTABLE MARKET INDEX FUND AND iSHARES MSCI POLAND INVESTABLE MARKET INDEX FUND

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the Funds’ entering into an Investment Advisory Contract with BlackRock Fund Advisors (“BFA”) (the “Advisory Contract”). As required by Section 15(c), the Board requested, and BFA provided, such information as the Board deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on December 8-9, 2009, the Board approved the selection of BFA and the Advisory Contract for the Funds, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A., formerly known as Barclays Global Investors, N.A. (“BTC”) and BlackRock, Inc. (“BlackRock”) as applicable, at prior Board meetings in connection with the Board’s consideration and approval of new investment advisory contracts between the other iShares funds and BFA, which took effect upon the consummation of the acquisition by BlackRock of BTC’s asset management business (the “Transaction”).

In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

Nature, extent and quality of services to be provided by BFA – The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of services to be provided to the Funds by BFA, the Board considered BFA’s investment philosophy and experience as well as the resources expected to be available from BFA and its affiliates for the support of the Funds. The Board considered in particular that BFA’s services for the other iShares funds capitalize on BFA’s core competencies, including the effective use of its proprietary investment models analyzing securities market risk, asset class correlations and expected returns. The Board also considered services provided by BFA and its affiliates in connection with the review of counterparty and issuer credit risk and securities lending opportunities and the oversight of intermediaries that provide shareholder support and processing functions. The Board considered representations by BFA, BTC and BlackRock at prior Board meetings that there would be no diminution in the scope of services required of or to be provided by BFA under the Advisory Contract for the Funds as compared to the scope of services historically provided by BFA to other iShares funds prior to the Transaction.

The Board also considered BFA’s compliance program and its compliance record with respect to the other iShares funds. The Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters, similar to the other iShares funds. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio transaction policies and procedures. The Board noted that BFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Funds; therefore, comparative performance information was generally not available.

The Board took into account prior discussions at Board meetings held during 2009, including representations by management regarding the resources and strengths of BFA in managing the iShares funds after the Transaction and the financial condition of BFA and BlackRock.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract were appropriate and supported the Board’s selection of BFA as investment adviser to the Funds.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	35

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

Fund expenses – The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Funds in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Funds’ applicable peer group pursuant to Lipper’s proprietary methodology and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size or other differentiating factors, but were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that the investment advisory fee rates and overall expenses for the Funds were generally in line with or lower than, the median or average investment advisory fee rates and overall expenses of the funds in the Lipper Group.

Based on this review, the Board concluded that the investment advisory fees and expense levels of each Fund, as proposed to be managed by BFA, as compared to the investment advisory fees and expense levels of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract.

Costs of services to be provided to the funds and profits to be realized by BFA and affiliates – The Board did not consider the profitability of the Funds to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Funds since the proposed relationships had not yet commenced. The Board recalled discussions with management at prior Board meetings, in which, BFA, BlackRock and the Board discussed how profitability would be calculated and presented to the Board following the Transaction. The Board noted that further discussions regarding profitability are planned for future meetings, and that it expects to receive profitability information from BFA on at least an annual basis following the expiration of the Advisory Contract’s initial two year term and thus be in a position to evaluate whether any adjustments in Fund fees would be appropriate.

Economies of scale – In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract provides for breakpoints in the Funds’ investment advisory fee rates at certain asset levels of the Funds on an aggregate basis with certain other iShares funds. The Board noted that, as a result of previous growth of the iShares funds in the group with which the Funds’ assets are aggregated for the purpose of applying the breakpoints, the Funds, from inception, would receive immediate benefits from this breakpoint structure. The Board also noted that extended breakpoints for that group of funds were implemented the previous year. The Board noted representations from BFA and BlackRock at prior Board meetings that BFA will continue to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds. It was noted at the prior Board meetings that it was not possible to evaluate how the Transaction would create opportunities for additional economies of scale.

Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the structure of the investment advisory fees reflects the sharing of potential economies of scale with the Funds’ shareholders.

Fees and services provided for other comparable funds/accounts managed by BFA and its affiliates – The Board considered certain information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts with substantially similar investment objectives and strategies, for which BFA (or its affiliate, BTC) provides investment advisory/management services, including collective funds and separate accounts (together, the

36	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

“Other Accounts”). The Board noted that directly comparative investment advisory/management fee information was not available for the Funds, as BFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as the Funds. However, the Board noted that BFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract, are fair and reasonable.

Other benefits to BFA and/or its affiliates – Except as noted below, the Board did not consider any ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Funds by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA would not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board also considered the potential for revenue to BTC, the Trust’s securities lending agent, and its affiliates, in the event of any loaning of portfolio securities of the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, is fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	37

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares MSCI Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
All Peru Capped	$0.76427	$0.00264	$–	$0.76691	100%	0%[a]	–%	100%

[a]	Rounds to less than 1%.

Premium/Discount Information

The table that follows presents information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the iShares MSCI All Peru Capped Index Fund for each full calendar quarter completed after the inception date of the Fund through the date of the most recent calendar quarter-end. Information for the other Funds included in this report is not presented as the Funds did not have a full calendar quarter of information as of June 30, 2010, the date of the most recent calendar quarter end.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

38	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI All Peru Capped Index Fund

Period Covered: July 1, 2009 through June 30, 2010

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.40%
Greater than 1.5% and Less than 2.0%	2	0.79
Greater than 1.0% and Less than 1.5%	10	3.97
Greater than 0.5% and Less than 1.0%	82	32.54
Between 0.5% and –0.5%	110	43.65
Less than –0.5% and Greater than –1.0%	31	12.30
Less than –1.0% and Greater than –1.5%	14	5.56
Less than –1.5% and Greater than –2.0%	2	0.79

	252	100.00%

SUPPLEMENTAL INFORMATION	39

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified and all other officers shall hold office until he or she resigns or is removed.

iShares Trust, iShares, Inc., BlackRock Funds III (formerly, Barclays Global Investors Funds) and Master Investment Portfolio, each an open-end management investment company registered under the 1940 Act, are considered members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and, as a result, oversees a total of 214 funds within the fund complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated George G.C. Parker as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (53)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); Chairman, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Director of BlackRock, Inc. (since 2007).

Michael Latham[b] (45)	Trustee (since 2010); President (since 2007).	Global Chief Executive Officer of iShares, BTC (since 2010); Managing Director, BTC (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

40	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
George G.C. Parker (71)	Trustee (since 2000); Independent Chairman (since 2010).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (since 1994).	Director of iShares, Inc. (since 2002); Independent Chairman of iShares, Inc. (since 2010); Director of Continental Airlines Inc. (since 1996); Director of Community First Financial Group (since 1995); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of NETGEAR, Inc. (since 2007).

Darrell Duffie (56)	Trustee (since 2008).	Professor, Stanford University: Graduate School of Business (since 1984).	Director of iShares, Inc. (since 2008); Director of Moody’s Corp. (since 2008).

Cecilia H. Herbert (61)	Trustee (since 2005).

Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee (since 2005) and Chair of the Finance and Investment Committees (since 2006) of the Thacher School; Chair of Investment Committee, Archdiocese of San Francisco

(1994-2005).

Director of iShares, Inc. (since 2005); Director, Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (67)	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).

Director of iShares, Inc. (since 2005); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio)

(since 2002).

John E. Kerrigan (55)	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005).

John E. Martinez (49)	Trustee (since 2003).	Director of Real Estate Equity Exchange (since 2005).	Director of iShares, Inc. (since 2003); Chairman, Independent Review Committee, Canadian iShares Funds (since 2007).

TRUSTEE AND OFFICER INFORMATION	41

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held

Robert H. Silver (55)	Trustee (since 2007).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer of UBS Services USA, LLC (1999-2005); Managing Director, UBS America, Inc. (2000-2005); Director and Vice Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009).	Director of iShares, Inc. (since 2007).

42	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Geoffrey D. Flynn (53)	Executive Vice President and Chief Operating Officer (since 2008).	Managing Director, BTC (since 2009); Chief Operating Officer, U.S. iShares, BGI (2007-2009); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).

Eilleen M. Clavere (58)	Secretary (since 2007).	Director, BTC (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).

Jack Gee (51)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BTC (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Patrick O’Connor (43)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of iShares Portfolio Management, BGI (2006-2009); Senior Portfolio Manager, BGI (1999-2006).

Amy Schioldager (48)	Executive Vice President (since 2007).	Managing Director, BTC (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (47)	Vice President and Chief Legal Officer (since 2007).	Managing Director, BTC (since 2009); Associate General Counsel, BGI (2004-2009).

Lee Sterne (45)	Vice President (since 2007).	Managing Director, BTC (since 2009); Head of U.S. Fixed Income Index and iShares, BGI (2007-2009); Senior Portfolio Manager, BGI (2004-2007).

Matt Tucker (38)	Vice President (since 2007).	Managing Director, BTC (since 2009); Director of Fixed Income Investment Strategy, BGI (2009); Head of U.S. Fixed Income Investment Solutions, BGI (2005-2008); Fixed Income Investment Strategist, BGI (2003-2005).

TRUSTEE AND OFFICER INFORMATION	43

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Fund
iShares Dow Jones U.S.	IYY

iShares MSCI Domestic Index Fund
iShares MSCI USA	EUSA

iShares MSCI Socially Responsible Index Funds
iShares MSCI KLD 400 Social	DSI
iShares MSCI USA ESG Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares S&P North American Technology- Semiconductors	IGW
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

44	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Brazil Small Cap	EWZS
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI China Small Cap	ECNS
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares S&P India Nifty 50	INDY
iShares MSCI Indonesia Investable Market	EIDO
iShares MSCI Ireland Capped Investable Market	EIRL
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI New Zealand Investable Market	ENZL
iShares MSCI All Peru Capped	EPU
iShares MSCI Philippines Investable Market	EPHE
iShares MSCI Poland Investable Market	EPOL
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Consumer Discretionary Sector	AXDI
iShares MSCI ACWI ex US Consumer Staples Sector	AXSL
iShares MSCI ACWI ex US Energy Sector	AXEN
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI ACWI ex US Health Care Sector	AXHE
iShares MSCI ACWI ex US Industrials Sector	AXID
iShares MSCI ACWI ex US Information Technology Sector	AXIT
iShares MSCI ACWI ex US Materials Sector	AXMT
iShares MSCI ACWI ex US Telecommunication Services Sector	AXTE
iShares MSCI ACWI ex US Utilities Sector	AXUT
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

THE iSHARES FAMILY OF FUNDS	45

The iShares® Family of Funds (Continued)

iShares U.S. Credit Bond Funds	Trading Symbol
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

iShares U.S. Securitized Bond Fund
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds that are registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940 as iShares, Inc. and iShares Trust (“Funds”) are distributed in the U.S. by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, JPMorgan Chase & Co., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Russell Investment Group or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Developed Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2010 Annual Report.

iS-3594-1010

46	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1.   Go to www.icsdelivery.com.

2.   From the main page, select the first letter of your brokerage firm’s name.

3.   Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.   Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a monthly basis on the Funds’ website.

©2010 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-AR-86-0810

Item 2.	Code of Ethics.

iShares Trust (the “Registrant”) has adopted a code of ethics that applies to persons appointed by the Registrant’s Board of Trustees as the President and/or Chief Financial Officer, and any persons performing similar functions. For the fiscal year ended August 31, 2010, there were no amendments to any provision of this code of ethics, nor were there any waivers granted from any provision of this code of ethics. A copy of this code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Charles A. Hurty, John E. Kerrigan, George G.C. Parker and Robert H. Silver, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the four series of the Registrant for which the fiscal year-end is August 31, 2010 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $12,439 for the fiscal year ended August 31, 2009 and $51,501 for the fiscal year ended August 31, 2010.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended August 31, 2009 and August 31, 2010 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations, were $4,565 for the fiscal year ended August 31, 2009 and $18,260 for the fiscal year ended August 31, 2010.

(d)	All Other Fees – There were no other fees billed for the fiscal years ended August 31, 2009 and August 31, 2010 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended August 31, 2010 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, and rendered to the Registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the Registrant for the last two fiscal years, were $3,697,425 for the fiscal year ended August 31, 2009 and $4,071,285 for the fiscal year ended August 31, 2010.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, Robert H. Silver and Darrell Duffie.

Item 6.	Schedule of Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1)	Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2)	Section 302 Certifications are attached.

(a) (3)	Not applicable to the Registrant.

(b)	Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date: October 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date: October 21, 2010

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: October 21, 2010